Prepaid and other assets - Schedule of Prepaid and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous other receivables
Total	$ 34,052	$ 33,876
Thereof current	33,750	33,632
Thereof non‑current	302	244
Prepaid expenses
Total	3,814	5,045
Thereof current	1,188	1,406
Thereof non‑current	2,626	3,639
Total
Total	37,866	38,921
Thereof current	34,938	35,038
Thereof non‑current	$ 2,928	$ 3,883